S000040853 [Member] Performance Management - Bridge Builder Core Bond Fund	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one, five and ten years compared to that of a broad measure of market performance. The performance information shown here reflects only Fund performance and does not reflect annual program or administrative fees you may be charged for participating in an Advisory Program. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one, five and ten years compared to that of a broad measure of market performance.
Bar Chart [Heading]	Year‑by‑Year Total Returns Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Quarterly Returns
Highest (quarter ended December 31, 2023)	6.88%
Lowest (quarter ended March 31, 2022)	-5.91%
The performance information shown above is based on a calendar year. The Fund’s performance (before taxes) from 1/1/25 to 9/30/25 was 6.36%.

Performance Table Heading	Average Annual Total Returns
Performance Table Narrative
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.

Performance Table Uses Highest Federal Rate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares may be higher than before‑tax returns when a net capital loss occurs upon the redemption of Fund shares.
Average Annual Return, Caption [Optional Text]	Average Annual Total Return as of December 31, 2024
Performance Table Closing [Text Block]
The Bloomberg U.S. Aggregate Bond Index measures the broad market for U.S. dollar-denominated investment grade fixed-rate taxable bond market. Index returns reflect the change in value, principal payments and interest of bonds in the index. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Performance Availability Website Address [Text]	www.bridgebuildermutualfunds.com/literature
Bridge Builder Core Bond Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund’s performance (before taxes) from 1/1/25 to 9/30/25
Bar Chart, Year to Date Return	6.36%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	6.88%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(5.91%)
Lowest Quarterly Return, Date	Mar. 31, 2022